Financial instruments - Liquidity risk management (Details) - Liquidity risk [member] - BRL (R$) R$ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	R$ 113,049,522	R$ 127,361,288
Financial Liabilities, Undiscounted Cash Flows	165,447,022	176,529,601
2025
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	16,540,519	24,896,300
2026
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	17,129,907	16,474,380
Later than two years and not later than five years [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	50,599,263	55,542,774
Later than five years [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	81,177,333	79,616,147
Trade accounts payable
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	5,428,821	6,033,285
Financial Liabilities, Undiscounted Cash Flows	5,428,821	6,033,285
Trade accounts payable | 2025
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	5,428,821	6,033,285
Trade accounts payable | Later than two years and not later than five years [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows
Loans, financing and debentures
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	92,962,205	101,435,531
Financial Liabilities, Undiscounted Cash Flows	134,723,594	142,028,543
Loans, financing and debentures | 2025
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	7,630,901	13,599,011
Loans, financing and debentures | 2026
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	15,055,057	14,235,170
Loans, financing and debentures | Later than two years and not later than five years [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	44,536,979	50,858,667
Loans, financing and debentures | Later than five years [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	67,500,657	63,335,695
Leases (1)
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	6,845,742	6,972,915
Financial Liabilities, Undiscounted Cash Flows	12,839,183	12,099,294
Leases (1) | 2025
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	2,327,478	1,302,590
Leases (1) | 2026
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	1,201,940	1,176,832
Leases (1) | Later than two years and not later than five years [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	3,104,433	3,094,493
Leases (1) | Later than five years [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	6,205,332	6,525,379
Liabilities for assets acquisitions and subsidiaries
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	96,801	120,490
Financial Liabilities, Undiscounted Cash Flows	112,326	146,082
Liabilities for assets acquisitions and subsidiaries | 2025
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	19,239	23,425
Liabilities for assets acquisitions and subsidiaries | 2026
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	18,359	22,400
Liabilities for assets acquisitions and subsidiaries | Later than two years and not later than five years [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	74,728	100,257
Liabilities for assets acquisitions and subsidiaries | Later than five years [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows
Derivative Liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	7,623,291	10,454,820
Financial Liabilities, Undiscounted Cash Flows	12,250,436	13,878,150
Derivative Liabilities | 2025
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	1,086,093	1,676,180
Derivative Liabilities | 2026
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	809,876	957,540
Derivative Liabilities | Later than two years and not later than five years [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	2,883,123	1,489,357
Derivative Liabilities | Later than five years [member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	7,471,344	9,755,073
Dividends and interests on own capital payable
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,992	2,200,917
Financial Liabilities, Undiscounted Cash Flows	1,992	2,200,917
Dividends and interests on own capital payable | 2025
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	1,992	2,200,917
Other liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	90,670	143,330
Financial Liabilities, Undiscounted Cash Flows	90,670	143,330
Other liabilities | 2025
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	45,995	60,892
Other liabilities | 2026
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities, Undiscounted Cash Flows	R$ 44,675	R$ 82,438